Supplemental cash flow information	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
21. Supplemental cash flow information

	Year ended
	December 31,
(in thousands of U.S. dollars)	2014	2013	2012
Supplemental disclosure of non-cash financing activities
Non-cash capital contribution from conversion of debt	$101,500	—	$—
Non-cash elimination to equity at IPO (note 2)	45,799	—	—
Supplemental disclosure of non-cash investing activities
Non-cash capitalized interest for newbuilding	$1,418	—	$—